Investment Objectives and Goals	Sep. 24, 2025
Warren Street Global Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Warren Street Global Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Warren Street Global Equity ETF (the “Fund”) seeks to achieve long term capital appreciation.
Warren Street Global Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Warren Street Global Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Warren Street Global Bond ETF (the “Fund”) seeks to achieve total return.